Income tax expense - Summary of deferred tax assets and liabilities that were directly charged or credited to equity (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
OCI
Beginning balance		₩ (390,077)	₩ (254,847)
Changes		(890,463)	(135,230)
Ending balance		(1,280,540)	(390,077)
Tax effect
Beginning balance		(14,103)	(5,309)
Changes		309,708	(8,794)
Ending balance		295,605	(14,103)
Gain (loss) on valuation of financial assets measured at FVOCI
OCI
Beginning balance		335,800	439,370
Changes		(1,160,013)	(103,570)
Ending balance		(824,213)	335,800
Tax effect
Beginning balance		(108,989)	(132,901)
Changes		318,331	23,912
Ending balance		209,342	(108,989)
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk
OCI
Beginning balance		(7,133)	(11,386)
Changes		4,627	4,253
Ending balance		(2,506)	(7,133)
Tax effect
Beginning balance		1,961	3,131
Changes		(1,272)	(1,170)
Ending balance		689	1,961
Foreign currency translation adjustments for foreign operations
OCI
Beginning balance		(374,944)	(208,348)
Changes		258,068	(166,596)
Ending balance		(116,876)	(374,944)
Tax effect
Beginning balance		(2,117)	(9,117)
Changes		(6,226)	7,000
Ending balance		(8,343)	(2,117)
Gain (loss) on cash flow hedge
OCI
Beginning balance		(67,935)	(47,977)
Changes		29,931	(19,958)
Ending balance		(38,004)	(67,935)
Tax effect
Beginning balance		19,764	14,266
Changes		(8,232)	5,498
Ending balance		11,532	19,764
Equity in other comprehensive income of associates
OCI
Beginning balance		6,850	8,300
Changes		6,512	(1,450)
Ending balance		13,362	6,850
Tax effect
Beginning balance		(2,000)	(122)
Changes		(3,766)	(1,878)
Ending balance		(5,766)	(2,000)
The accumulated other comprehensive income in separate account
OCI
Beginning balance	[1]	25,412	20,054
Changes	[1]	(56,484)	5,358
Ending balance	[1]	(31,072)	25,412
Tax effect
Beginning balance	[1]	(6,988)	(5,515)
Changes	[1]	15,211	(1,473)
Ending balance	[1]	8,223	(6,988)
Remeasurements of the defined benefit liability
OCI
Beginning balance		(532,176)	(553,538)
Changes		58,820	21,362
Ending balance		(473,356)	(532,176)
Tax effect
Beginning balance		146,396	152,006
Changes		(16,164)	(5,610)
Ending balance		130,232	146,396
Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)
OCI
Beginning balance		224,049	98,678
Changes		(31,924)	125,371
Ending balance		192,125	224,049
Tax effect
Beginning balance		(62,130)	(27,057)
Changes		11,826	(35,073)
Ending balance		₩ (50,304)	₩ (62,130)

[1]	Deferred tax effects, which are originated from the accumulated other comprehensive income in separate account, are included in the other liabilities of principle and interest guaranteed separate account’s financial statement.